Share capital (Details)		7 Months Ended	12 Months Ended
	Mar. 22, 2024	Feb. 29, 2024 shares	Mar. 31, 2024 vote shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)				151,170,305
Percentage of average daily trading volume		25.00%
Subordinate voting shares
Disclosure of classes of share capital [table]
Votes per share (in votes per share) | vote			1
Number of shares approved to repurchase for cancellation (in shares)			9,722,677
Percentage of the company's subordinate voting shares	10.00%
Maximum number of shares approved to repurchase for cancellation per day (in shares)		165,177
Average daily trading volume (in shares)		660,709
Issued and Outstanding Shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)			153,547,616	151,170,305	148,661,312
Outstanding common shares (in shares)			153,547,616	151,170,305	148,661,312